UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4429

Dreyfus U.S. Treasury Long Term Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus U.S. Treasury Long Term Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus U.S. Treasury Long Term Fund, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in the year, higher-yielding segments of the bond market staged an impressive rally, while U.S.Treasury securities gave back some of their 2008 gains. While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the corporate bond market’s 2009 rebound.Indeed,the market’s advance was fueled more by investors’ renewed appetites for risk than improving business fundamentals. We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus U.S.Treasury Long Term Fund achieved a total return of –12.09%.1 In comparison, the fund’s benchmark, the Merrill Lynch Governments, U.S.Treasury, Long-Term Index (the “Index”), achieved a total return of –12.25% for the same period.2

Nominal U.S.Treasury securities experienced heightened price volatility during most of the reporting period, due in part to recessionary pressures early on and supply fears toward the end of the second quarter. In addition, newly risk-tolerant investors migrated to higher yielding investments which put additional downward pressure on Treasury prices. Despite negative nominal returns for Treasuries in general, the fund’s return was less affected than that of its benchmark, which we attribute to the relative strength among the portfolio’s U.S. government agency exposure.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

As a U.S. Treasury securities fund, the fund invests in U.S. Treasury bills, notes, bonds and other securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities. The fund may also invest in options and futures and enter into repurchase agreements with securities dealers that are backed by U.S.Treasuries.

Since U.S.Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. government, they are generally considered among the highest-quality investments available.By investing in these obligations,the fund seeks to maintain a high degree of credit safety. Of course, the market value of the fund’s securities and the value of fund shares are not insured or guaranteed by the U.S. government.The fund generally maintains a dollar-weighted average maturity that exceeds 10 years, which can result in significant risk of principal decline if interest rates rise sharply.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Treasuries Declined as Other Sectors Rallied

The reporting period began in the midst of a global banking crisis that had produced steep declines for higher yielding bonds, including mortgage-backed securities, asset-backed securities, corporate bonds and emerging-market securities. In contrast, U.S. Treasury securities had rallied strongly amid a “flight to quality,” causing their yields to fall to unprecedented low levels. Meanwhile, slumping housing markets, rising unemployment and deteriorating consumer confidence led to the longest and deepest recession since the 1930s.

The Federal Reserve Board (the “Fed”) and the U.S. government responded aggressively to the economic and financial crises. Government officials rescued a number of struggling corporations deemed “too big to fail” in 2008, and Congress followed up with the $787 billion American Recovery and Reinvestment Act of 2009. The Fed injected massive amounts of liquidity into the banking system through unprecedented programs such as theTerm Asset-Backed Securities Loan Facility (TALF). In addition, just weeks before the start of the reporting period, the Fed completed a series of dramatic interest-rate reductions by cutting its target for the overnight federal funds rate to an all-time low of 0% to 0.25%.

As it became clearer in March 2009 that these remedial measures had helped to avert a collapse of the U.S. banking system, growth-oriented investors began to look forward to better economic and credit-market conditions. In the fixed-income markets, investors became more tolerant of risks, capitalizing on attractive valuations among higher yielding bonds and sparking a sustained springtime rally among corporate-, mortgage-and asset-backed securities. Conversely, U.S.Treasury securities gave back their March gains, and yield differences steepened along the market’s maturity range. Prices of U.S. government agency debentures also retreated, but their incrementally higher yields enabled them to outperform direct obligations of the U.S.Treasury.

Sector Allocation Strategy Proved Effective

The fund began the reporting period with a portion of its assets allocated to U.S. government agency debentures, which helped support its relative performance.We focused mainly on Treasury and agency securities with maturities in the 20-year range, which offered most of the yield of their longer-term counterparts but with less sensitivity to market volatility.

Valuations of the 20-year maturity range were also supported by the Fed’s Treasury purchase program. In addition, the fund benefited to a degree from the use of options as interest-rate volatility moderated during the reporting period.

On the other hand, the fund’s average duration detracted mildly from its results compared to its benchmark. At times during the reporting period, a relatively short average duration limited the fund’s participation in market rallies.

Patiently Awaiting an Economic Recovery

Despite a deceleration in the economic decline, the outlook remains unclear. Financial market stability and low levels of inventories should be supportive of better conditions going forward; however, the sustainability of any recovery will depend on participation by consumers who increasingly are unemployed and have suffered significant negative wealth effects.While the interest-rate markets may react to a drop in the pace of job losses, payroll statistics are still quite negative. Furthermore, investors continue to look for guidance on the Fed’s monetary policy as we ultimately transition from our current deflationary environment to a more inflationary one.

Therefore, as of the reporting period’s end, we have maintained a generally neutral investment posture, including a recent reduction in the fund’s exposure to U.S. government agency debentures in favor of Treasuries. Although the fund currently contains no Treasury Inflation Protected Securities (TIPS), we may begin to establish a position if we see early signs of a reacceleration of inflation in an eventual economic recovery.

July 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch Governments, U.S.Treasury, Long-Term Index is an
unmanaged performance benchmark for Treasury securities with maturities of 10 years and over;
issues in the index must have par amounts outstanding greater than or equal to $1 billion.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S.Treasury Long Term Fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009

Expenses paid per $1,000†	$3.03
Ending value (after expenses)	$879.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009

Expenses paid per $1,000†	$3.26
Ending value (after expenses)	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—98.7%	Rate (%)	Date	Amount ($)	Value ($)
Asset—Backed Ctfs.—1.7%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	1,396,002	1,424,816
U.S. Government Agencies—9.9%
Federal National Mortgage
Association, Notes	5.00	2/13/17	940,000[a]	1,027,280
Federal National Mortgage
Association, Notes	5.38	6/12/17	2,525,000[a]	2,821,758
Residual Funding—Strip,
Bonds	0.00	4/15/30	10,950,000	3,968,083
				7,817,121
U.S. Treasury Bonds—80.0%
4.50%, 2/15/36			5,565,000 [b]	5,734,560
4.75%, 2/15/37			10,980,000 [b]	11,769,198
5.25%, 2/15/29			9,905,000 [b,c]	11,143,135
6.00%, 2/15/26			1,533,000 [b]	1,849,422
6.13%, 11/15/27			9,545,000 [b]	11,764,222
6.25%, 8/15/23			5,935,000	7,231,430
6.38%, 8/15/27			1,155,000 [b]	1,458,189
8.00%, 11/15/21			4,555,000 [b]	6,285,900
8.75%, 8/15/20			4,480,000 [b]	6,419,002
				63,655,058
U.S. Treasury Notes—7.1%
2.75%, 2/15/19			5,475,000 [b]	5,129,380
4.75%, 8/15/17			500,000 [b]	548,281
				5,677,661
Total Bonds and Notes
(cost $80,255,667)				78,574,656

Short-Term Investments—.2%
U.S. Treasury Bills;
0.16%, 7/16/09
(cost $149,990)			150,000 [c]	149,994

Other Investment—.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $101,000)			101,000 [d]	101,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—33.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $26,287,384)	26,287,384 [d]	26,287,384
Total Investments (cost $106,794,041)	132.0%	105,113,034
Liabilities, Less Cash and Receivables	(32.0%)	(25,520,618)
Net Assets	100.0%	79,592,416

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b All or a portion of these securities are on loan. At June 30,2009, the total market value of the fund’s securities on loan is $26,650,882 and the total market value of the collateral held by the fund is $27,522,533 consisting of
$26,287,384 of cash collateral, U.S. Government and agency securities valued at $586,963, and letters of credit valued at $648,186 .
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	97.0	Corporate Bonds	1.7
Short-Term/
Money Market Investments	33.3		132.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

					Unrealized
		Market Value			Appreciation
		Covered by			(Depreciation)
Contracts		Contracts ($)	Expiration		at 6/30/2009 ($)
Financial Futures Long
U.S. Treasury Bonds	24	2,840,625	September 2009		2,400
U.S. Treasury 2-Year Notes	45	9,729,844	September 2009		55,546
Financial Futures Short
U.S. Treasury 10-Year Notes	46	(5,348,219)	September 2009		(39,492)
Gross Unrealized Appreciation					57,946
Gross Unrealized Depreciation					(39,492)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options:
Federal National Mortgage Association,
August 2009 @ 100			1,558,000	[a,b]	(14,617)
U.S. Treasury 2 Year Notes,
July 2009 @ 100.13			4,311,000	[a]	(1,477)
U.S. Treasury 10 Year Notes,
July 2009 @ 119			1,400,000	[a]	(3,938)
Put Options:
Federal National Mortgage Association,
August 2009 @ 100			1,558,000	[a,b]	(25,811)
U.S. Treasury 10 Year Notes,
July 2009 @ 112.50			1,400,000	[a]	(3,063)
U.S. Treasury 2 Year Notes,
July 2009 @ 99.60			4,311,000	[a]	(5,018)
(Premiums received $67,496)					(53,924)

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $26,650,882)—Note 1(b):
Unaffiliated issuers	80,405,657	78,724,650
Affiliated issuers	26,388,384	26,388,384
Cash		51,771
Dividends and interest receivable		1,062,495
Receivable for shares of Beneficial Interest subscribed		61,669
Receivable for investment securities sold		7,219
Receivable for futures variation margin—Note 4		4,015
Prepaid expenses		12,076
		106,312,279
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		29,620
Liability for securities on loan—Note 1(b)		26,287,384
Payable for shares of Beneficial Interest redeemed		299,719
Outstanding options written, at value (premiums received
$67,496)—See Statement of Options Written		53,924
Accrued expenses		49,216
		26,719,863
Net Assets ($)		79,592,416
Composition of Net Assets ($):
Paid-in capital		81,921,265
Accumulated distributions in excess of investment income—net		(180,846)
Accumulated net realized gain (loss) on investments		(499,022)
Accumulated net unrealized appreciation (depreciation) on
investments and options transactions (including $18,454
net unrealized appreciation on financial futures)		(1,648,981)
Net Assets ($)		79,592,416
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		4,777,763
Net Asset Value, offering and redemption price per share ($)		16.66

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	1,782,809
Income from securities lending	81,587
Dividends;
Affiliated issuers	473
Total Income	1,864,869
Expenses:
Management fee—Note 3(a)	274,967
Shareholder servicing costs—Note 3(b)	84,826
Professional fees	30,862
Registration fees	16,696
Trustees’ fees and expenses—Note 3(c)	7,039
Prospectus and shareholders’ reports	5,049
Custodian fees—Note 3(b)	4,662
Loan commitment fees—Note 2	764
Miscellaneous	11,482
Total Expenses	436,347
Less—reduction in management fee
due to undertaking—Note 3(a)	(135,542)
Less—reduction in fees due to
earnings credits—Note 1(b)	(2,112)
Net Expenses	298,693
Investment Income—Net	1,566,176
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,577,871
Net realized gain (loss) on options transactions	121,111
Net realized gain (loss) on financial futures	2,635
Net Realized Gain (Loss)	3,701,617
Net unrealized appreciation (depreciation) on investments,
financial futures and options transactions [including ($168,742)
net unrealized (depreciation) on financial futures and $15,224
net unrealized appreciation on options transactions]	(18,478,007)
Net Realized and Unrealized Gain (Loss) on Investments	(14,776,390)
Net (Decrease) in Net Assets Resulting from Operations	(13,210,214)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	1,566,176	3,680,168
Net realized gain (loss) on investments	3,701,617	2,605,263
Net unrealized appreciation
(depreciation) on investments	(18,478,007)	13,310,750
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,210,214)	19,596,181
Dividends to Shareholders from ($):
Investment income—net	(1,854,142)	(4,252,032)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	10,619,330	46,957,740
Dividends reinvested	1,420,333	3,328,915
Cost of shares redeemed	(32,765,544)	(33,729,438)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,725,881)	16,557,217
Total Increase (Decrease) in Net Assets	(35,790,237)	31,901,366
Net Assets ($):
Beginning of Period	115,382,653	83,481,287
End of Period	79,592,416	115,382,653
Undistributed (distributions in excess of)
investment income—net	(180,846)	107,120
Capital Share Transactions (Shares):
Shares sold	602,838	2,757,664
Shares issued for dividends reinvested	82,439	196,260
Shares redeemed	(1,873,235)	(2,003,728)
Net Increase (Decrease) in Shares Outstanding	(1,187,958)	950,196

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	19.34	16.64	15.80	16.31	16.12	16.24
Investment Operations:
Investment income—net[a]	.30	.67	.67	.65	.61	.54
Net realized and unrealized
gain (loss) on investments	(2.63)	2.80	.91	(.46)	.29	.06
Total from Investment Operations	(2.33)	3.47	1.58	.19	.90	.60
Distributions:
Dividends from
investment income—net	(.35)	(.77)	(.74)	(.70)	(.71)	(.72)
Net asset value, end of period	16.66	19.34	16.64	15.80	16.31	16.12
Total Return (%)	(12.09)[b]	21.59	10.38	1.29	5.62	3.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[c]	.92	.92	.96	.93	.97
Ratio of net expenses
to average net assets	.65[c]	.65	.65	.65	.65	.66
Ratio of net investment income
to average net assets	3.42[c]	3.96	4.24	4.14	3.71	3.45
Portfolio Turnover Rate	54.51[b]	114.41	237.27	203.80	134.72	1,413.24
Net Assets, end of period
($ x 1,000)	79,592	115,383	83,481	77,607	82,991	81,320

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S.Treasury Long Term Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and options transactions are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to val-

ues from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board ofTrustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury
Securities	—	69,482,713	—	69,482,713
Asset-Backed	—	1,424,816	—	1,424,816
U.S. Government
Agencies	—	7,817,121	—	7,817,121
Mutual Funds	26,388,384	—	—	26,388,384
Other Financial
Instruments†	57,946	—	—	57,946
Liabilities ($)
Other Financial
Instruments†	(93,416)	—	—	(93,416)

† Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009,The Bank of NewYork Mellon earned $43,931 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $3,192,935 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $2,660,832 of the carryover expires in fiscal 2012 and $532,103 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $4,252,032. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended June 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from January 1, 2009 through June 30, 2009 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $135,542 during the period ended June 30, 2009.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2009, the fund was charged $32,268 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $28,768 pursuant to the transfer agency agreement.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $2,112 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $4,662 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $38,694, custodian fees $4,759, chief compliance officer fees $1,670 and transfer agency per account fees $6,500, which are offset against an expense reimbursement currently in effect in the amount of $22,003.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions, during the period ended June, 30, 2009, amounted to $50,114,247 and $69,722,291, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-

ments. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated during the for the current period as part of the disclosures within this Note.

During the period ended June 30, 2009, the average notional value of interest rate contracts was $10,385,000, which represented 11.2% of average net assets.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The following summarizes the fund’s call/put options written for the period ended June 30, 2009:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2008	4,600,000	64,636
Contracts written	38,730,000	278,342
Contracts terminated:
Contracts closed	20,996,000	175,791	129,559	46,232
Contracts expired	7,796,000	99,691	—	99,691
Total contracts
terminated	28,792,000	275,482	129,559	145,923
Contracts Outstanding
June 30, 2009	14,538,000	67,496

At June 30, 2009, accumulated net unrealized depreciation on investments was $1,681,007, consisting of $1,522,539 gross unrealized appreciation and $3,203,546 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 23

NOTES

For More Information

Dreyfus U.S. Treasury Long Term Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DRGBX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2009, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0073SA0609

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6